LOANS RECEIVABLE FROM AFFILIATES - Narrative (Details) $ in Millions, $ in Billions, $ in Billions	Mar. 15, 2022 USD ($)	Mar. 15, 2022 CAD ($)	Dec. 31, 2024	Dec. 31, 2017 MXN ($)
Revolving credit facility | Line of credit | Joint venture | Sur de Texas
Loans and Leases Receivable Disclosure [Line Items]
Revolving credit facility, borrowing capacity				$ 21.3
Amount		$ 1.2
Inter-affiliate debt issuance	$ 938	$ 1.2
Coastal GasLink | Canadian Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			35.00%
Sur de Texas | Mexico Natural Gas Pipelines
Loans and Leases Receivable Disclosure [Line Items]
Ownership interest percentage			60.00%